Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
(Loss) income before tax	$ 2,599,108	$ 20,223,401	$ 8,589,401	$ (26,282,350)
Income tax expense computed at statutory rate	407,647	3,171,861	1,252,251	(4,171,588)
Reconciling items:
Non-deductible items in Hong Kong	112,275	873,594	311,708	(8,769)
Non-taxable items in Hong Kong	(379,636)	(2,953,907)
Effect of income tax in jurisdiction other than Hong Kong	61,508	478,590
Tax credit	(193)	(1,500)	(3,000)
Changes in valuations allowance				4,180,357
Effective income tax expenses	$ 201,601	$ 1,568,638	$ 1,560,959
Statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Non-deductible items in Hong Kong	4.32%	4.32%	3.63%	0.03%
Non-taxable income in Hong Kong	(14.61%)	(14.61%)
Effect of preferential tax rates and tax reliefs	1.52%	1.52%	(1.96%)	(0.63%)
Changes in valuation allowance				(15.90%)
Effective income tax rates	7.73%	7.73%	18.17%